COMMITMENTS (Details)	Dec. 22, 2021 $ / shares shares	Nov. 13, 2019 $ / shares shares	Nov. 12, 2019 shares	Nov. 04, 2019	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Other Commitments [Line Items]
Registration rights agreement, period prior to shares released from escrow				3 months
Registration rights agreement, period from IPO				5 years
Piggy-back registration participation, period from IPO				7 years
Registration rights agreement, lockup period				180 days
Commitment to underwriters to purchase additional units, term			45 days
Commitment to underwriters to purchase additional units (in shares)		798,448	1,800,000
Commitment to underwriters to purchase additional units, price (in usd per share) | $ / shares		$ 10.00
Common stock, outstanding (in shares)					3,370,388	3,370,388
Tenor Investor
Other Commitments [Line Items]
Repurchase agreement, number of shares (in shares)	1,200,000
Repurchase agreement, price (in usd per share) | $ / shares	$ 10.16
Meteora Investor
Other Commitments [Line Items]
Repurchase agreement, number of shares (in shares)	1,400,000
Repurchase agreement, price (in usd per share) | $ / shares	$ 10.01
Common stock, outstanding (in shares)	1,495,140
Share transfer ratio	45.450
Castle Investor
Other Commitments [Line Items]
Repurchase agreement, number of shares (in shares)	600,000
Repurchase agreement, price (in usd per share) | $ / shares	$ 10.16
Over-Allotment Option
Other Commitments [Line Items]
Sale of additional stock issued (in shares)		1,001,552
Sale of units price (in usd per share) | $ / shares		$ 10.00